Leases (Details) - Schedule of weighted-average remaining lease term and discount rate	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Remaining Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term	1 year 6 months 3 days	1 year 10 months 2 days
Weighted average discount rate	4.09%	4.92%